UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 95 Katonah Ave
Katonah, NY 10536
13F File Number: 28-13641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Katonah, NY 	July 16, 2010
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: 111066

List of Other Included Managers:

No. 13F File Number Name
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FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP              	(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Company                      	COM	88579y101          	$3,117	39,467	SH		SOLE		39,467
ABB Ltd                         	COM	375204			$2,749	159,095	SH		SOLE		159,095
Abbott Laboratories             	COM	2824100			$273	5,830	SH		SOLE		5,830
Apache Corp                     	COM	37411105		$2,065	24,525	SH		SOLE		24,525
AT&T Corp                       	COM	00206R102          	$258	10,659	SH		SOLE		10,659
Automatic Data Processing       	COM	53015103		$2,397	59,540	SH		SOLE		59,540
Berkshire Hathaway Inc Cl       	COM	84670108		$480	4	SH		SOLE		4
Brown-Forman Corp               	COM	115637209		$3,203	55,962	SH		SOLE		55,962
Celgene Corp                    	COM	151020104		$347	6,833	SH		SOLE		6,833
Chevron Corp                    	COM	166764100		$732	10,784	SH		SOLE		10,784
Cisco Systems Inc               	COM	17275R102          	$2,935	137,737	SH		SOLE		137,737
CME Group Inc                   	COM	12572Q105          	$2,281	8,100	SH		SOLE		8,100
Companhia De Bebidas ADR        	COM	20441W203          	$2,765	27,370	SH		SOLE		27,370
Danaher Corp                    	COM	235851102		$3,050	82,165	SH		SOLE		82,165
Dominion Resources Inc          	COM	25746U109          	$203	5,242	SH		SOLE		5,242
Dupont (EI) De Nemours &        	COM	263534109		$331	9,582	SH		SOLE		9,582
Enerplus Res Fund               	COM	29274D604          	$260	12,056	SH		SOLE		12,056
Equifax Inc                     	COM	294429105		$1,686	60,100	SH		SOLE		60,100
Exxon Mobil Corp                	COM	30231G102          	$3,643	63,825	SH		SOLE		63,825
Fedex Corp                      	COM	31428X106          	$2,417	34,470	SH		SOLE		34,470
First Community Bancshare       	COM	31983A103          	$169	11,480	SH		SOLE		11,480
General Electric Co             	COM	369604103		$350	24,250	SH		SOLE		24,250
Google Inc                      	COM	38259P508          	$2,402	5,398	SH		SOLE		5,398
Intl Business Machines Co       	COM	459200101		$537	4,350	SH		SOLE		4,350
Johnson & Johnson               	COM	478160104		$994	16,832	SH		SOLE		16,832
Kimco Realty Corp               	COM	49446R109          	$810	60,255	SH		SOLE		60,255
Laboratory Corp of Americ       	COM	50540R409          	$2,701	35,850	SH		SOLE		35,850
Landauer Inc                    	COM	51476K103          	$560	9,205	SH		SOLE		9,205
Microsoft Corp                  	COM	594918104		$3,186	138,442	SH		SOLE		138,442
Mocon Inc                       	COM	607494101		$145	13,500	SH		SOLE		13,500
Nike Inc Class B                	COM	654106103		$3,159	46,765	SH		SOLE		46,765
Noble Corp                      	COM	H5883N103          	$1,857	60,075	SH		SOLE		60,075
optionsXpress Hldgs Inc         	COM	684010101		$1,763	112,005	SH		SOLE		112,005
Pepsico Inc                     	COM	713448108		$351	5,755	SH		SOLE		5,755
Pfizer Inc                      	COM	717081103		$1,872	131,252	SH		SOLE		131,252
Plum Creek Timber Co Inc        	COM	729251108		$1,979	57,317	SH		SOLE		57,317
Primesource Healthcare In       	COM	55068710		$0	56,628	SH		SOLE		56,628
Procter & Gamble Co             	COM	742718109		$3,318	55,322	SH		SOLE		55,322
Qualcomm Inc                    	COM	747525103		$1,972	60,056	SH		SOLE		60,056
Smucker JM Co                   	COM	832696405		$3,036	50,419	SH		SOLE		50,419
Southern Co                     	COM	842587107		$2,836	85,219	SH		SOLE		85,219
State Street Corp               	COM	857477103		$786	23,245	SH		SOLE		23,245
Sysco Corp                      	COM	871829107		$2,747	96,155	SH		SOLE		96,155
United Guardian Inc             	COM	910571108		$152	12,873	SH		SOLE		12,873
Urstadt Biddle Pptys Inc        	COM	917286205		$423	26,200	SH		SOLE		26,200
Wal-Mart Stores Inc             	COM	931142103		$210	4,362	SH		SOLE		4,362
World Wrestling Entertain       	COM	98156Q108          	$350	22,470	SH		SOLE		22,470
Zimmer Holdings Inc             	COM	98956p102          	$1,873	34,655	SH		SOLE		34,655
iShares Barclays 1-3 Year       	ETF	464288646		$6,264	60,291	SH		SOLE		60,291
iShares Barclays 1-3 Year       	ETF	464287457		$1,671	19,860	SH		SOLE		19,860
iShares Barclays MBS Fixe       	ETF	464288588		$7,977	72,895	SH		SOLE		72,895
iShares Barclays Tips Bon       	ETF	464287176		$9,821	91,866	SH		SOLE		91,866
iShares MSCI Australia In       	ETF	464286103		$1,194	62,920	SH		SOLE		62,920
iShares MSCI South Korea        	ETF	464286772		$459	10,255	SH		SOLE		10,255
iShares S&P NY AMT-Free M       	ETF	464288323		$344	3,250	SH		SOLE		3,250
SPDR Barclays Municipal B       	ETF	78464A458          	$3,092	134,795	SH		SOLE		134,795
SPDR Barclays New York Mu       	ETF	78464A433          	$643	28,400	SH		SOLE		28,400
Vanguard Europe Pacific E       	ETF	921943858		$984	33,640	SH		SOLE		33,640
Vanguard Total Stock Mark       	ETF	922908769		$232	4,414	SH		SOLE		4,414
WisdomTree Emerging Mkts        	ETF	97717W281          	$2,655	65,835	SH		SOLE		65,835

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